UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 82,033	$ 71,950
Trade and other receivables (Note 4)	40,282	41,775
Income taxes receivable	207	964
Prepaids and deposits	10,512	5,987
Net investment in finance lease	66	83
Contract costs, net	7,715	6,394
Total current assets	140,815	127,153
Non-current assets:
Contract costs, net	12,092	10,750
Net investment in finance lease	0	45
Deferred tax asset	1,328	325
Right-of-use assets, net (Note 5)	1,538	1,342
Property and equipment, net (Note 6)	2,161	2,108
Intangible assets, net (Note 7)	1,882	2,401
Goodwill (Note 8)	14,320	14,251
Total assets	174,136	158,375
Current liabilities:
Trade and other payables	30,946	31,663
Automatic share repurchase plan liability (Note 10)	18,170	0
Income taxes payable	289	251
Deferred revenue	72,912	67,268
Lease obligations (Note 5)	1,703	1,470
Acquisition holdback payables	826	0
Total current liabilities	124,846	100,652
Non-current liabilities:
Acquisition holdback payables	0	1,045
Deferred revenue	154	617
Lease obligations (Note 5)	325	639
Employee benefit obligations	3,755	3,285
Deferred tax liability	0	1,416
Total liabilities	129,080	107,654
Shareholders’ equity
Share capital (Note 10)	250,108	247,496
Contributed surplus	18,517	13,960
Accumulated other comprehensive loss	(6,529)	(5,946)
Deficit	(217,040)	(204,789)
Total equity	45,056	50,721
Total liabilities and equity	$ 174,136	$ 158,375